Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000012145 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012145 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000012145 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000012145 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012145 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012145 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000012145 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000032457 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032457 [Member] | Vanguard U S Growth Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000032457 [Member] | Vanguard Growth and Income Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000032457 [Member] | Vanguard WindsorTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000032457 [Member] | Vanguard Windsor II Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032457 [Member] | Vanguard ExplorerTM Fund Investor Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000032457 [Member] | Vanguard Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%